Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Digital Assets	The following table presents the activities of the digital assets for the year ended December 31, 2023. No activities occurred for the year ended December 31, 2025 and 2024.
BNB
Digital assets at January 1, 2023	$144,423
Realized gain on sale of crypto currencies	89,649
Sale of crypto currencies	(229,000)
Digital assets at December 31, 2023(1)	$5,072

Schedule of Diluted Loss Per Ordinary Share

For the years ended December 31, 2025, 2024 and 2023, the following potential dilutive securities denominated in ordinary shares equivalents were excluded for the periods they were outstanding from the computation of diluted earnings loss per share because to do so would have been antidilutive. As a result, diluted loss per ordinary share is the same as basic loss per ordinary share for all periods presented.

		Years Ended December 31,
		2025	2024	2023
SPAC Warrants	Note 19	-	17,795,000	17,795,000
August 2020 PIPE Warrants		-	-	729,167
February 2021 Warrants	Note 12	53,900,000,000	3,815,929,150	2,269,473,600
December 2021 Warrants	Note 12	3,571,430,000	252,844,550	150,375,950
Series H Warrant	Note 11	657,900	657,900	657,900
Series I Warrant	Note 11	442,500	442,500	-
Series J Warrant	Note 11	200,892,500	200,892,900	-
Series K Warrant	Note 11	500,392,500	-	-
Series L Warrant	Note 11	351,562,500	-	-
September 2023 Convertible Debenture	Note 11	-	-	2,000,000
January 2024 Convertible Debenture	Note 11	-	40,000	-
August 2024 Convertible Debenture	Note 11	-	267,857,143	-
June 2025 Secured Convertible Debenture	Note 11	9,821,427,500	-	-
July 2025 Secured Convertible Debenture	Note 11	2,678,572,500	-	-
December 2025 Secured Convertible Debenture	Note 11	120,714,262,500	-	-